Trade Accounts Receivables - Summary of Trade Accounts Receivable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade Accounts Receivable [line items]
Accounts receivable net	R$ 249,417	R$ 44,616
Trade receivables [member]
Disclosure Of Trade Accounts Receivable [line items]
Accounts receivable from clients	108,490	32,823
Loans held for sale	124,661
Other trade accounts receivable	39,922	19,538
Allowance for expected credit losses	(23,656)	(7,745)	R$ (5,048)
Accounts receivable net	R$ 249,417	R$ 44,616